Capital Structure Management (Tables)	12 Months Ended
Aug. 31, 2022
Capital Structure Management [Abstract]
Schedule Of Capital Structure Management
The Company defines capital as comprising all components of shareholders’ equity (other than non-controlling
interests and amounts in accumulated other comprehensive income/loss), long-term debt (including the current portion thereof), lease liabilities (including the current portion thereof), short-term borrowings and bank indebtedness less cash.

	2022 $	2021 $

Cash	(421)	(355)

Short-term borrowings	200	200

Long-term debt repayable at maturity	4,597	4,597

Lease liabilities	1,130	1,245

Share capital	4,217	4,199

Contributed surplus	27	27

Retained earnings	2,000	1,876

	11,750	11,789